LAND USE RIGHTS	12 Months Ended
Dec. 31, 2012
LAND USE RIGHTS.
LAND USE RIGHTS

8.                          LAND USE RIGHTS

	As of December 31
	2011	2012
Cost:
Land use rights acquired	14,413	7,488
Prepayment for land use rights acquisition	7,694	7,713
	22,107	15,201
Less: accumulated amortization	(619)	(427)
	21,488	14,774

As of December 31, 2011, the Group held land use rights under Vimicro Tianjing, Vimicro Beijing, Vimicro Jiangsu, Vimicro Shenzhen and Vimicro Shanghai. In 2012, as part of the effort to divest certain loss-making non-core IC businesses, the Group has continued to explore the options available to dispose non-core IC business related land use rights held under Vimicro Jiangsu, Vimicro Shenzhen and Vimicro Shanghai. Land use rights held under Vimicro Shanghai was disposed in 2012 through the transfer of the equity interest in the parent company of Vimicro Shanghai (note 16(a)-(2)). The Group planned also to dispose land use rights under Vimicro Shenzhen to a related party, which is subject to the approval from the audit committee and a special independent committee. As the Group, among others, did not obtain the approval from the audit committee and the special independent committee until April 2013 (note 21), the related land use rights did not meet the criteria to qualify as held-for-sale. Land use rights were recorded at cost minus accumulated amortization as of December 31, 2012.

As of December 31, 2012, the carrying value of land use rights pledged to secure the long-term bank loan of Vimicro Tianjin was $2,107.

Amortization expenses for the years ended December 31, 2010, 2011 and 2012 were $248, $265 and $245, respectively.

Estimated amortization expense of the land use rights acquired as of December 31, 2012 for each of next five years is as follows:

$
For the years ending December 31,
2013	157
2014	157
2015	157
2016	157
2017 and thereafter	157